                        SEMIANNUAL REPORT / JUNE 30 2000

                           AIM GLOBAL UTILITIES FUND

                                [COVER ARTWORK]

                            [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]

                      -------------------------------------

                      TULIP FIELDS AND WINDMILL IN HOLLAND

                                 BY CLAUDE MONET

          STANDING TALL AGAINST THE HORIZON WITH SAILS WHIRLING IN THE

         AIR, WINDMILLS HAVE PLAYED AN IMPORTANT PART IN THE HISTORICAL

         AND ECONOMIC DEVELOPMENT OF CIVILIZATION THROUGH THE CENTURIES.

               LIKE THEIR PREDECESSORS, TODAY'S NETWORK OF GLOBAL

                  UTILITIES ENABLES OUR CONTINUING ADVANCEMENT.

                      -------------------------------------

AIM Global Utilities Fund is for shareholders who seek a high total return.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Utilities Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales- charge structure and class expenses.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting procedures, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o The fund participates in the initial public offering (IPO) market, and a significant portion of its returns may be attributable to its investment in IPOs, which may have a magnified impact due to the fund's relatively small asset base. As the fund's assets grow, it is probable that the effect of its investment in IPOs on its total return will decline, which may reduce the fund's total return.
o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Lipper Utility Fund Index is an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Standard & Poor's Composite of 500 Stocks (the S&P 500) represents the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (1/19/88)               15.00%
  10 Years                          14.07
  5 Years                           19.93
  1 Year                            24.62*
  *31.85% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)                13.33%
  5 Years                           20.20
  1 Year                            25.82*
  *30.82% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                21.53%
  1 Year                            29.84*
  *30.84% excluding CDSC
Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
         GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
  OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                           AIM GLOBAL UTILITIES FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
    [PHOTO OF       and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people--our employees and our investors--are our
   the Board of     company.
     THE FUND           Almost a quarter-century later, we've grown to more than
   APPEARS HERE]    eight million investors, $176 billion in assets under
                    management and 55 retail funds. Over that time, the industry
     [PHOTO OF      as a whole has grown from $51 billion in assets to more than
     Robert H.      $7 trillion today. I never dreamed we would see such
      Graham        phenomenal growth. You are the main reason for our success,
   APPEARS HERE]    and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                           AIM GLOBAL UTILITIES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM GLOBAL UTILITIES FUND STANDS UP TO ROCKY TECH MARKET

HOW DID THE FUND PERFORM?
Since today's utilities are highly technological, the fund's holdings were affected by the technology sector's extreme volatility during the six-month period ended June 30, 2000. While the turbulence hurt fund performance, the fund still brought in returns ahead of its peers. Its cumulative total return for the period, excluding sales charges, was 5.12% for Class A shares. Both Class B and Class C shares returned 4.74%. This performance exceeded the results of comparable funds in the Lipper Utility Fund Index, which produced a total return of 1.64% for the period. It also outperformed the broad stock market, as represented by the S&P 500, which lost money, producing a negative return of -0.43%.

WHAT MAJOR TRENDS SHAPED THE MARKET DURING THE PERIOD?
Equity markets reached record highs near the beginning of 2000 in a rally dominated by technology, media and telecommunications stocks, commonly dubbed TMTs. This rally lasted until March, when a sharp sell-off in TMT stocks occurred. In mid-April, the tech-heavy Nasdaq plunged, and other major markets followed suit. The rest of the period was marked by intense day-to-day volatility.
    Electric utility stocks were one of the best performers during the first half of the year. The dismantling of former regulatory structures continues to reshape the industry both on the domestic front and abroad. Overseas, there is a continuing trend to privatize utilities that were previously government-run. As both trends feed increasing competition, emerging technologies are snapped up and put to work as quickly as possible to create any potential competitive advantage.

WHAT MADE TECHNOLOGY STOCKS SO VOLATILE?
A number of factors combined to shake investor confidence and contribute to market volatility. In the stock market, a serious correction occurred in March and April. Technology stocks reached a point at which investors reconsidered their valuations, especially for companies with big ambitions but no earnings, and a small sell-off snowballed. As in most market downturns, sound stocks were abandoned along with the shaky ones as investors fled the whole arena.
    Though affected, the fund avoided the worst of the damage, as it was not heavily involved with the parts of the technology sector that bore the brunt of the impact. The fund's technology holdings had been selected on the basis of good earnings, and while some of them experienced drops in value at the time, their earnings continued to be strong, and their values have already begun to bounce back.

HOW DID THE FUND DEAL WITH THE UNSETTLED CONDITIONS?
We broadened our holdings in traditional electric companies. Electricity prices are near all-time highs in some parts of the country, and our electrics performed very well.
    Most of the stocks in the fund's portfolio had earnings growth and solid company fundamentals, making them good long-term investments, in our view. Many of our major holdings are in the telephone, long-distance telecommunications and communications-equipment industries, which are flourishing with the continuing expansion of wireless communications and the Internet.
    The fund has sought to capitalize on consolidation, which has been a major theme in the utilities industry in the United States and Europe (see sidebar). Fund holding JDS Uniphase completed a $15 billion acquisition of E-Tek Dynamics on June 30. On July 11, after the reporting period closed, JDS bid $41 billion for fiber-optics firm SDL (also a fund holding). We believe that this aggressive acquisition strategy will continue to make JDS a leader in fiber optics.

WHAT HOLDINGS HAVE DONE NOTABLY WELL?
FPL Group produces more than 18,000 megawatts of electricity, principally from oil, gas and nuclear power. In addition to distributing electricity to customers from Maine to California, the company wholesales electric power, oil and natural gas, and sells fiber-optic capacity to telecommunications, cable and Internet providers. Its earnings rose 165% in the second quarter.

FUND OUTPERFORMS INDEXES

Six-month return as of 6/30/00,
excluding sales charges
================================================================================
CLASS A SHARES                5.12%

CLASS B SHARES                4.74%

CLASS C SHARES                4.74%

LIPPER UTILITY FUND INDEX     1.64%

S&P 500                      -0.43%
================================================================================

          See important fund and index disclosures inside front cover.

                           AIM GLOBAL UTILITIES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

===================================================================================================================================
TOP 10 EQUITY HOLDINGS                              TOP 10 INDUSTRIES                                    TOP 10 COUNTRIES
-----------------------------------------------------------------------------------------------------------------------------------
 1. Redback Networks, Inc.                   3.65%   1. Telephone                                 21.85%  1. United States   64.01%
 2. SBC Communications, Inc.                 3.13    2. Electric Companies                        18.97   2. United Kingdom   4.93
 3. Williams Companies, Inc. (The)           2.10    3. Communications Equipment                  11.23   3. Canada           3.35
 4. Broadwing Inc.                           1.94    4. Telecommunications (Long Distance)         8.98   4. Netherlands      2.74
 5. WorldCom, Inc.                           1.70    5. Natural Gas                                6.33   5. Spain            2.48
 6. Qwest Communications International Inc.  1.65    6. Telecommunications (Cellular/Wireless)     5.28   6. France           2.40
 7. SDL, Inc. (Finland)                      1.61    7. Power Producers (Independent)              2.50   7. Italy            2.19
 8. Nokia Oyj--ADR                           1.60    8. Water Utilities                            2.26   8. Finland          2.15
 9. Telefonica S.A. (Spain)                  1.51    9. Broadcasting (Television, Radio & Cable)   2.24   9. Japan            1.19
10. VersaTel Telecom International N.V.      1.45   10. Electronics (Semiconductors)               1.97  10. Belgium          1.13
    (Netherlands)

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

    Another of our stalwarts is SBC Communications, which started out in local telephone service and has expanded into seemingly every aspect of communication touched by a telephone: long distance, wireless, Internet access (through a partnership with Prodigy), cable TV, directories, paging and security monitoring.
    The Williams Companies has expanded far beyond operating natural-gas pipelines, and even beyond the related gas exploration, production, refining and marketing businesses. It now also operates a national fiber-optic network that offers telecom providers voice, data and video transmission services.

WHAT IS YOUR OUTLOOK FOR THE COMING SIX MONTHS?
The prospects for the utilities sector are very positive, both in the short term and over the long haul. The world's need for electrical power and natural gas shows no signs of slackening, and demand for computer and communications equipment and services of all kinds continues to skyrocket. Now that the market correction in technology-oriented stocks is behind us, we believe that this continued brisk growth is likely to translate into vigorous stock performance.
    Markets could be volatile for the near term because of interest-rate concerns. But while rate increases could put pressure on more traditional sectors of the economy, many technology and telecommunications companies have moderate debt, making them less sensitive to the effects of rising interest rates. Historically, weak markets are the ideal time to invest and prepare for the next move up as companies innovate and grow in new areas. The fund will maintain its focus on investing in sound companies with strong prospects for earnings growth.

                                 [COVER IMAGE]

UTILITIES ARE NO LONGER LOCAL
Utilities are expanding across national boundaries at an increasing pace. The dollar volume of European merger deals has quintupled, from $200 billion annually in the early 1990s to almost $1 trillion in 1999. In addition, 40% of all global deals announced this year involve a European company as an acquirer.
    One of the largest cross-border acquisitions was Vodafone AirTouch's hostile takeover of Germany's Mannesmann. This acquisition made Britain's Vodafone (a fund holding) the largest company in Europe. It is also the world's largest wireless service, with more than 40 million subscribers in 25 countries.

          See important fund and index disclosures inside front cover.

                           AIM GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                        SHARES        VALUE
DOMESTIC COMMON STOCKS-54.91%
BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.24%

Comcast Corp.-Class A(a)                  64,700   $ 2,620,350
--------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)           92,000     4,301,000
--------------------------------------------------------------
Univision Communications, Inc.-Class
  A(a)                                    32,000     3,312,000
--------------------------------------------------------------
                                                    10,233,350
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-9.11%

Aether Systems, Inc.(a)                   19,000     3,895,000
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)         42,300     3,727,687
--------------------------------------------------------------
Corning Inc.                               7,800     2,105,025
--------------------------------------------------------------
Efficient Networks, Inc.(a)               31,100     2,287,794
--------------------------------------------------------------
JDS Uniphase Corp.(a)                     16,300     1,953,962
--------------------------------------------------------------
Juniper Networks, Inc.(a)                 20,200     2,940,362
--------------------------------------------------------------
Lucent Technologies Inc.                  87,200     5,166,600
--------------------------------------------------------------
Redback Networks Inc.(a)                  93,800    16,696,400
--------------------------------------------------------------
Sycamore Networks, Inc.(a)                26,000     2,869,750
--------------------------------------------------------------
                                                    41,642,580
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.91%

Cisco Systems, Inc.(a)                    50,800     3,228,975
--------------------------------------------------------------
Foundry Networks, Inc.(a)                  8,600       950,300
--------------------------------------------------------------
                                                     4,179,275
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.45%

Net2000 Communications, Inc.(a)          124,100     2,032,137
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.21%

Caminus Corp.(a)                          38,800       950,600
--------------------------------------------------------------

ELECTRIC COMPANIES-12.11%

Allegheny Energy, Inc.                   210,600     5,765,175
--------------------------------------------------------------
Constellation Energy Group               171,000     5,568,187
--------------------------------------------------------------
Duke Power Co.                            99,000     5,581,125
--------------------------------------------------------------
Energy East Corp.                        262,400     5,002,000
--------------------------------------------------------------
FPL Group, Inc.                          121,300     6,004,350
--------------------------------------------------------------
Montana Power Co. (The)                   95,500     3,372,344
--------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)          459,600     6,405,675
--------------------------------------------------------------
NiSource, Inc.                           340,100     6,334,362
--------------------------------------------------------------
Peco Energy Co.                          117,500     4,736,719
--------------------------------------------------------------
Pinnacle West Capital Corp.              194,800     6,598,850
--------------------------------------------------------------
                                                    55,368,787
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.51%

Capstone Turbine Corp.(a)                 51,900     2,338,744
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
ELECTRONICS (DEFENSE)-0.37%

General Motors Corp.-Class H(a)           19,500   $ 1,711,125
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.97%

SDL, Inc.(a)                              25,800     7,357,837
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)            22,200     1,633,088
--------------------------------------------------------------
                                                     8,990,925
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-1.34%

Quanta Services, Inc.(a)                 111,000     6,105,000
--------------------------------------------------------------

NATURAL GAS-4.50%

Dynegy Inc.-Class A                       89,400     6,107,138
--------------------------------------------------------------
Enron Corp.                               75,000     4,837,500
--------------------------------------------------------------
Williams Cos., Inc. (The)                230,800     9,621,475
--------------------------------------------------------------
                                                    20,566,113
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.03%

AES Corp. (The)(a)                       102,800     4,690,250
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.74%

Convergys Corp.(a)                        65,000     3,371,875
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.58%

Clarent Corp.(a)                          36,900     2,638,350
--------------------------------------------------------------

TELECOMMUNICATIONS-0.48%

Williams Communications Group,
  Inc.(a)                                 66,100     2,193,694
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.41%

Level 3 Communications, Inc.(a)           14,000     1,232,000
--------------------------------------------------------------
Phone.com, Inc.(a)                        60,900     3,966,113
--------------------------------------------------------------
TeleCorp PCS, Inc.(a)                     40,300     1,624,594
--------------------------------------------------------------
Tritel, Inc.(a)                           69,000     2,048,438
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)         39,700     2,163,650
--------------------------------------------------------------
                                                    11,034,795
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-2.03%

Universal Access, Inc.(a)                 58,500     1,433,250
--------------------------------------------------------------
Winstar Communications, Inc.(a)            2,392        81,029
--------------------------------------------------------------
WorldCom, Inc.(a)                        169,589     7,779,895
--------------------------------------------------------------
                                                     9,294,174
--------------------------------------------------------------

TELEPHONE-13.92%

Bell Atlantic Corp.                      122,300     6,214,369
--------------------------------------------------------------
BellSouth Corp.                           66,800     2,847,350
--------------------------------------------------------------
Broadwing Inc.(a)                        342,344     8,879,548
--------------------------------------------------------------
CenturyTel, Inc.                         146,000     4,197,500
--------------------------------------------------------------
GTE Corp.                                 62,100     3,865,725
--------------------------------------------------------------
McLeodUSA, Inc.-Class A(a)               284,400     5,883,525
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE

TELEPHONE-(CONTINUED)

NEXTLINK Communications, Inc.-Class
  A(a)                                    86,800   $ 3,292,975
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                152,100     7,557,469
--------------------------------------------------------------
SBC Communications Inc.                  331,093    14,319,772
--------------------------------------------------------------
Time Warner Telecom, Inc.-Class A(a)     102,000     6,566,250
--------------------------------------------------------------
                                                    63,624,483
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $127,519,609)                          250,966,257
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-24.10%
AUSTRALIA-0.55%

Telstra Corp. Ltd. (Telephone)           581,000     2,352,872
--------------------------------------------------------------
Telstra Corp. Ltd.-Installment
  Receipts (Telephone)                    72,000       163,421
--------------------------------------------------------------
                                                     2,516,293
--------------------------------------------------------------

BELGIUM-1.13%

Electrabel S.A. (Electric Companies)      21,000     5,180,550
--------------------------------------------------------------

BERMUDA-0.19%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                            32,523       855,761
--------------------------------------------------------------

CANADA-2.42%

360networks Inc.
  (Telecommunications-Long
  Distance)(a)                           120,000     1,830,000
--------------------------------------------------------------
AT&T Canada Inc. (Telephone)(a)           86,900     2,883,994
--------------------------------------------------------------
BCT.Telus Communications, Inc.
  (Telephone)                             55,382     1,478,900
--------------------------------------------------------------
BCT.Telus Communications, Inc.-Class
  A (Telephone)                           18,460       492,325
--------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)                              34,500     2,354,625
--------------------------------------------------------------
Rogers Cantel Mobile Communications
  Inc.-Class B
  (Telecommunications-
  Cellular/Wireless)(a)                   34,400     1,145,349
--------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas)      57,400       889,700
--------------------------------------------------------------
                                                    11,074,893
--------------------------------------------------------------

DENMARK-0.48%

Tele Danmark A.S.-ADR (Telephone)         65,000     2,210,000
--------------------------------------------------------------

FINLAND-2.15%

Nokia Oyj-ADR (Communications
  Equipment)                             146,600     7,320,838
--------------------------------------------------------------
Sonera Group Oyj
  (Telecommunications-Cellular/
  Wireless)                               54,900     2,497,873
--------------------------------------------------------------
                                                     9,818,711
--------------------------------------------------------------

FRANCE-2.02%

France Telecom S.A.-ADR (Telephone)       39,000     5,557,500
--------------------------------------------------------------
Suez Lyonnaise des Eaux S.A.
  (Manufacturing-Diversified)             20,900     3,654,323
--------------------------------------------------------------
                                                     9,211,823
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE

GERMANY-0.54%

E.On A.G.
  (Manufacturing-Diversified)(a)          50,560   $ 2,476,251
--------------------------------------------------------------

HUNGARY-0.32%

Magyar Tavkozlesi Rt-ADR
  (Telecommunications-Long Distance)      42,700     1,470,481
--------------------------------------------------------------

IRELAND-0.88%

eircom PLC (Telecommunications-Long
  Distance)                            1,499,100     3,999,569
--------------------------------------------------------------

ITALY-2.19%

ACEA S.p.A. (Water Utilities)            388,800     6,183,112
--------------------------------------------------------------
AEM S.p.A. (Electric Companies)          645,000     2,550,541
--------------------------------------------------------------
Enel S.p.A. (Electric Companies)         293,100     1,295,861
--------------------------------------------------------------
                                                    10,029,514
--------------------------------------------------------------

JAPAN-1.19%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long Distance)         125     1,660,152
--------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp.-ADR
  (Telecommunications-Long Distance)      30,000     2,051,250
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-Cellular/
  Wireless)                                   63     1,703,104
--------------------------------------------------------------
                                                     5,414,506
--------------------------------------------------------------

MEXICO-0.18%

Grupo Iusacell S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)(a)                   51,600       806,250
--------------------------------------------------------------

NETHERLANDS-2.74%

Completel Europe N.V.
  (Telecommunications-Long
  Distance)(a)                           121,000     1,498,833
--------------------------------------------------------------
KPNQwest N.V.
  (Telecommunications-Long
  Distance)(a)                            65,700     2,579,213
--------------------------------------------------------------
Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(a)                           121,000     1,838,953
--------------------------------------------------------------
Versatel Telecom International N.V.
    (Telecommunications-Long
      Distance)(a)                       158,000     6,624,213
--------------------------------------------------------------
                                                    12,541,212
--------------------------------------------------------------

SOUTH KOREA-0.82%

Korea Telecom Corp.-ADR (Telephone)       77,800     3,763,575
--------------------------------------------------------------

SPAIN-2.48%

Endesa S.A. (Electric Companies)         227,000     4,388,665
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)           322,838     6,921,364
--------------------------------------------------------------
                                                    11,310,029
--------------------------------------------------------------

SWEDEN-0.38%

Telia A.B. (Telephone)(a)                185,800     1,746,320
--------------------------------------------------------------

UNITED KINGDOM-3.44%

COLT Telecom Group PLC (Telephone)        51,800     1,724,101
--------------------------------------------------------------
Kelda Group PLC (Water Utilities)        538,407     2,631,016
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                             131,526     1,036,715
--------------------------------------------------------------
Scottish Power PLC (Electric
  Companies)                             711,850     6,030,964
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

United Utilities PLC (Water
  Utilities)                             151,936   $ 1,503,310
--------------------------------------------------------------
Vodafone AirTouch PLC
  (Telecommunications-Cellular/Wireless)   693,665   2,802,020
--------------------------------------------------------------
                                                    15,728,126
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $79,500,719)                                 110,153,864
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-4.71%
COMPUTERS (SOFTWARE & SERVICES)-0.64%

PSINet, Inc.-Series C, $3.38 Conv.
  Pfd.                                    60,000     2,932,500
--------------------------------------------------------------

NATURAL GAS-1.05%

El Paso Energy Cap Trust, Inc.- $2.38
  Conv. Pfd.                              74,500     4,795,937
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.19%

Calpine Capital Trust-$2.88 Conv.
  Pfd.                                    46,100     5,451,325
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.26%

MediaOne Group, Inc.-$3.04 Conv. Pfd.     29,200     1,182,600
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.23%

Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $4,025,000)(b)                          80,500     3,079,125
--------------------------------------------------------------
Winstar Communications, Inc.-Series
  F, $72.50 Conv. Pfd.                     2,600     2,572,700
--------------------------------------------------------------
                                                     5,651,825
--------------------------------------------------------------

TELEPHONE-0.34%

Broadwing Inc.-Series B, $3.38 Conv.
  Pfd.                                     8,000       376,000
--------------------------------------------------------------

NEXTLINK Communications, Inc.-$3.25

  Conv. Pfd.                               3,000       529,500
--------------------------------------------------------------

NEXTLINK Communications, Inc.-$3.25

  Conv. Pfd. (Acquired 03/26/98; Cost
  $180,000)(b)                             3,600       635,400
--------------------------------------------------------------
                                                     1,540,900
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks
      (Cost $18,844,973)                            21,555,087
--------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-4.39%
COMPUTERS (HARDWARE)-0.73%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%,
  05/01/03 (Acquired
  04/17/98-11/30/98; Cost
  $4,509,350)(b)                   $ 4,605,000        3,338,625
---------------------------------------------------------------

ELECTRIC COMPANIES-1.16%

Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                    3,020,393        3,267,642
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 6.25%, 08/15/03      1,500,000        1,312,110
---------------------------------------------------------------
  7.13%, 08/01/09                      900,000          737,316
---------------------------------------------------------------
                                                      5,317,068
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
FINANCIAL (DIVERSIFIED)-1.01%

Limestone Electron Trust, Sr.
  Notes, 8.63%, 03/15/03,
  (Acquired 03/15/00; Cost
  $4,550,000)(b)                   $ 4,550,000   $    4,593,043
---------------------------------------------------------------

NATURAL GAS-0.27%

Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                    1,400,000        1,231,118
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.28%

AES Corp. (The),
  Sr. Notes, 8.00%, 12/31/08           330,000          285,450
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%,
    07/15/06                         1,000,000        1,002,500
---------------------------------------------------------------
                                                      1,287,950
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.41%

AT&T Corp., Sr. Notes, 7.75%,
  03/01/07                           1,850,000        1,883,929
---------------------------------------------------------------

TELEPHONE-0.53%

NTL Inc., Conv. Sub. Notes,
  5.75%, 12/15/09
  (Acquired 12/17/99-03/01/00;
    (Cost $3,029,184)(b)             3,000,000        2,396,250
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $22,955,559)                                   20,047,983
---------------------------------------------------------------

                                    PRINCIPAL
                                    AMOUNT(c)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-2.80%
CANADA-0.93%

Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes, 10.75%,
  02/15/09(d)                     CAD   3,000,000      1,135,749
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telecommunications-Long
  Distance) Unsec. Deb., 8.34%,
  06/20/03      CAD                  2,400,000        1,668,253
---------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09      CAD                  1,750,000        1,458,077
---------------------------------------------------------------
                                                      4,262,079
---------------------------------------------------------------

FRANCE-0.38%

France Telecom (Telephone), Conv.
  Bonds, 2.00%, 01/01/04      FRF    6,455,040        1,758,786
---------------------------------------------------------------

UNITED KINGDOM-1.49%

COLT Telecom Group PLC
  (Telephone), Conv. Bonds,
  2.00%, 12/16/06
  (Acquired 12/09/99; Cost
    $1,513,645)(b)                 EUR   1,475,000      1,261,395
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
UNITED KINGDOM-(CONTINUED)

National Grid Co. PLC (Electric
  Companies) Conv. Bond 4.25%,
  02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)      GBP       2,760,000   $    5,527,456
---------------------------------------------------------------
                                                      6,788,851
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $11,882,331)                             12,809,716
---------------------------------------------------------------
                                     SHARES
MONEY MARKET FUNDS-8.33%

STIC Liquid Assets Portfolio(e)     19,047,372       19,047,372
---------------------------------------------------------------
STIC Prime Portfolio(e)             19,047,372       19,047,372
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $38,094,744)                             38,094,744
---------------------------------------------------------------
TOTAL INVESTMENTS-99.24%
  (Cost $298,797,935)                               453,627,651
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.76%                                   3,453,203
---------------------------------------------------------------
NET ASSETS-100.00%                               $  457,080,854
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
FRF    - French Franc
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $20,831,294 which represented 4.56% of the Fund's net assets.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $298,797,935)                              $453,627,651
---------------------------------------------------------
Foreign currencies, at value (cost
  $1,119,675)                                   1,121,147
---------------------------------------------------------
Receivables for:
---------------------------------------------------------
  Investments sold                              3,472,112
---------------------------------------------------------
  Fund shares sold                              1,803,007
---------------------------------------------------------
  Dividends and interest                        1,050,798
---------------------------------------------------------
Investment for deferred compensation plan          34,503
---------------------------------------------------------
    Total assets                              461,109,218
---------------------------------------------------------

LIABILITIES:

Payables for:
---------------------------------------------------------
  Investments purchased                         2,189,839
---------------------------------------------------------
  Fund shares reacquired                        1,067,015
---------------------------------------------------------
  Deferred compensation plan                       34,503
---------------------------------------------------------
Accrued advisory fees                             203,519
---------------------------------------------------------
Accrued administrative services fees                9,102
---------------------------------------------------------
Accrued distribution fees                         381,988
---------------------------------------------------------
Accrued trustees' fees                              1,835
---------------------------------------------------------
Accrued transfer agent fees                        66,330
---------------------------------------------------------
Accrued operating expenses                         74,233
---------------------------------------------------------
    Total liabilities                           4,028,364
---------------------------------------------------------
Net assets applicable to shares outstanding  $457,080,854
=========================================================

NET ASSETS:

Class A                                      $276,171,324
=========================================================
Class B                                      $166,457,343
=========================================================
Class C                                      $ 14,452,187
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        10,115,231
=========================================================
Class B                                         6,113,681
=========================================================
Class C                                           531,005
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      27.30
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.30 divided by
       94.50%)                               $      28.89
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      27.23
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      27.22
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $146,812)                                   $ 3,533,165
---------------------------------------------------------
Interest                                        1,138,376
---------------------------------------------------------
    Total investment income                     4,671,541
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,199,544
---------------------------------------------------------
Administrative services fee                        54,716
---------------------------------------------------------
Custodian fees                                     88,002
---------------------------------------------------------
Distribution fees -- Class A                      335,673
---------------------------------------------------------
Distribution fees -- Class B                      798,790
---------------------------------------------------------
Distribution fees -- Class C                       54,807
---------------------------------------------------------
Transfer agent fees -- Class A                    162,464
---------------------------------------------------------
Transfer agent fees -- Class B                    124,965
---------------------------------------------------------
Transfer agent fees -- Class C                      8,582
---------------------------------------------------------
Trustee's fees                                      4,196
---------------------------------------------------------
Other                                             109,221
---------------------------------------------------------
    Total expenses                              2,940,960
---------------------------------------------------------
Less: Expenses paid indirectly                     (2,396)
---------------------------------------------------------
     Net expenses                               2,938,564
---------------------------------------------------------
Net investment income                           1,732,977
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES

Net realized gain from:
  Investment securities                        37,292,462
---------------------------------------------------------
  Foreign currencies                                4,060
---------------------------------------------------------
                                               37,296,522
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (21,987,676)
---------------------------------------------------------
  Foreign currencies                                2,587
---------------------------------------------------------
                                              (21,985,089)
---------------------------------------------------------
Net gain on investment securities and
  foreign currencies                           15,311,433
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $17,044,410
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                  JUNE 30,      DECEMBER 31,
                                                                    2000            1999
                                                                ------------    ------------

OPERATIONS:

  Net investment income                                         $  1,732,977    $  4,536,854
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    37,296,522      30,572,537
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (21,985,089)     64,063,548
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          17,044,410      99,172,939
--------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                         (1,235,944)     (3,130,474)
--------------------------------------------------------------------------------------------
  Class B                                                           (206,587)       (980,604)
--------------------------------------------------------------------------------------------
  Class C                                                            (17,534)        (28,383)
--------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                                 --     (13,462,484)
--------------------------------------------------------------------------------------------
  Class B                                                                 --      (8,054,908)
--------------------------------------------------------------------------------------------
  Class C                                                                 --        (355,717)
--------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                         28,412,342      (3,558,143)
--------------------------------------------------------------------------------------------
  Class B                                                         17,692,322       3,957,825
--------------------------------------------------------------------------------------------
  Class C                                                          7,626,471       2,679,799
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    69,315,480      76,239,850
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            387,765,374     311,525,524
--------------------------------------------------------------------------------------------
  End of period                                                 $457,080,854    $387,765,374
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $257,007,401    $203,276,266
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                231,600         (41,312)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                        45,011,822       7,715,300
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           154,830,031     176,815,120
--------------------------------------------------------------------------------------------
                                                                $457,080,854    $387,765,374
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $54,716 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $170,188 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $335,673, $798,790 and $54,807, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $98,419 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $7,794 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2000, the Fund paid legal fees of $2,028 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) $2,396 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,396.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $139,923,811 and $109,442,371, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities     $167,951,847
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (13,122,131)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $154,829,716
===========================================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000             DECEMBER 31, 1999
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                      2,325,401   $ 67,388,696    1,548,711   $ 34,438,387
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,095,314     30,639,781      884,404     19,574,340
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        307,327      8,575,491      183,463      4,121,099
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                         37,756      1,091,836      636,523     15,200,629
-------------------------------------------------------------------------------------------------------------------
  Class B                                                          6,415        178,790      332,374      7,978,341
-------------------------------------------------------------------------------------------------------------------
  Class C                                                            571         15,901       14,370        346,523
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,389,230)   (40,068,190)  (2,406,262)   (53,197,159)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (466,854)   (13,126,249)  (1,070,971)   (23,594,856)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        (34,418)      (964,921)     (83,100)    (1,787,823)
-------------------------------------------------------------------------------------------------------------------
                                                               1,882,282   $ 53,731,135       39,512   $  3,079,481
===================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                          Class A
                                                          -----------------------------------------------------------------------
                                                          Six months ended                 Year Ended December 31,
                                                              June 30,       ----------------------------------------------------
                                                                2000           1999       1998       1997       1996       1995
                                                          ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of period                          $  26.08       $  21.01   $  19.26   $  16.01   $  14.59   $  11.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15           0.38       0.48       0.47       0.55       0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.19           6.60       2.53       3.26       1.43       2.71
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              1.34           6.98       3.01       3.73       1.98       3.26
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.12)         (0.35)     (0.46)     (0.47)     (0.56)     (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (1.56)     (0.80)     (0.01)        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.12)         (1.91)     (1.26)     (0.48)     (0.56)     (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                              $  27.30       $  26.08   $  21.01   $  19.26   $  16.01   $  14.59
=================================================================================================================================
    Total return(a)                                               5.12%         34.15%     16.01%     23.70%     13.88%     28.07%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $276,171       $238,432   $196,665   $179,456   $164,001   $170,624
=================================================================================================================================
Ratio of expenses to average net assets                           1.03%(b)       1.10%      1.06%      1.13%      1.17%      1.21%
=================================================================================================================================
Ratio of net investment income to average net assets              1.10%(b)       1.69%      2.39%      2.79%      3.62%      4.20%
=================================================================================================================================
Portfolio turnover rate                                             27%            37%        38%        26%        48%        88%
=================================================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $270,013,609.

                                                                                          Class B
                                                          -----------------------------------------------------------------------
                                                          Six months ended                 Year Ended December 31,
                                                              June 30,       ----------------------------------------------------
                                                                2000           1999       1998       1997       1996       1995
                                                          ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of period                          $  26.03       $  20.98   $  19.24   $  16.01   $  14.60   $  11.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.21       0.33       0.34       0.42       0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.19           6.59       2.53       3.25       1.44       2.73
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              1.23           6.80       2.86       3.59       1.86       3.17
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.03)         (0.19)     (0.32)     (0.35)     (0.45)     (0.41)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (1.56)     (0.80)     (0.01)        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.03)         (1.75)     (1.12)     (0.36)     (0.45)     (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  27.23       $  26.03   $  20.98   $  19.24   $  16.01   $  14.60
=================================================================================================================================
    Total return(a)                                               4.74%         33.16%     15.14%     22.74%     12.98%     27.16%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $166,457       $142,632   $111,866   $ 94,227   $ 79,530   $ 70,693
=================================================================================================================================
Ratio of expenses to average net assets                           1.82%(b)       1.84%      1.81%      1.91%      1.96%      1.97%
=================================================================================================================================
Ratio of net investment income to average net assets              0.31%(b)       0.95%      1.64%      2.01%      2.83%      3.44%
=================================================================================================================================
Portfolio turnover rate                                             27%            37%        38%        26%        48%        88%
=================================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $160,635,719.

                                                                                     Class C
                                                               ----------------------------------------------------
                                                                                                     August 4, 1997
                                                                                                      (Date sales
                                                                                     Year Ended        commenced)
                                                               Six months ended     December 31,        through
                                                                   June 30,       ----------------    December 31,
                                                                     2000         1999(a)    1998         1997
                                                               ----------------   -------   ------   --------------
Net asset value, beginning of period                               $ 26.02        $20.97    $19.24       $17.67
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.04          0.21      0.33         0.13
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              1.19          6.59      2.52         1.58
---------------------------------------------------------------------------------------------------------------
        Total from investment operations                              1.23          6.80      2.85         1.71
---------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.03)        (0.19)    (0.32)       (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --         (1.56)    (0.80)       (0.01)
---------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.03)        (1.75)    (1.12)       (0.14)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 27.22        $26.02    $20.97       $19.24
===============================================================================================================
Total return(b)                                                       4.74%        33.18%    15.09%        9.74%
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $14,452        $6,702    $2,994       $1,183
===============================================================================================================
Ratio of expenses to average net assets                               1.82%(c)      1.84%     1.81%        1.90%(d)
===============================================================================================================
Ratio of net investment income to average net assets                  0.31%(c)      0.95%     1.64%        2.02%(d)
===============================================================================================================
Portfolio turnover rate                                                 27%           37%       38%          26%
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $11,021,649.
(d) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement for AIM Global Utilities Fund (the "Fund").

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES     WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR     AGAINST   ABSTENTIONS
        ---------------                                               -------------   -------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534       N/A   46,493,668
        Bruce L. Crockett...........................................  1,516,486,806       N/A   44,471,396
        Owen Daly II................................................  1,515,115,325       N/A   45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879       N/A   44,657,323
        Jack M. Fields..............................................  1,516,328,985       N/A   44,629,217
        Carl Frischling.............................................  1,515,733,560       N/A   45,224,642
        Robert H. Graham............................................  1,516,470,809       N/A   44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756       N/A   45,374,446
        Lewis F. Pennock............................................  1,516,458,889       N/A   44,499,313
        Louis S. Sklar..............................................  1,516,220,167       N/A   44,738,035
(2)     Approval of a new Investment Advisory Agreement.............      7,098,827   164,859    2,230,187*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................      7,007,256   211,907    2,274,710*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................      6,972,175   243,425    2,278,273*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................      7,000,255   212,165    2,281,453*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................      7,004,582   221,930    2,267,361*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................      6,977,645   239,916    2,276,312*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................      6,929,042   278,574    2,286,257*
(3)(g)  Change to Fundamental Restriction on Making Loans...........      6,921,097   271,552    2,301,224*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......      6,956,037   236,412    2,301,424*
(3)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................      6,821,021   359,241    2,313,611*
(3)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................      6,861,377   322,438    2,310,058*
(4)     Approval of Changing the Investment Objective and Making it
        Non-Fundamental.............................................      6,837,392   332,712    2,323,769*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................      9,002,666    55,703      435,504

---------------

* Includes Broker Non-Votes



BOARD OF TRUSTEES                                 OFFICERS                                   OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                           11 Greenway Plaza
Director and Chairman                             Chairman                                   Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                  INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                           A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary        11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                                Gary T. Crum                               Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                                 TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer               A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman, President                                                            CUSTODIAN
and Chief Operating Officer,                      Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and          Vice President                             State Street Bank and Trust Company
President, Mercantile Bankshares                                                             225 Franklin Street
                                                  Melville B. Cox                            Boston, MA 02110
Jack Fields                                       Vice President
Chief Executive Officer                                                                      COUNSEL TO THE FUND
Texana Global, Inc. and                           Karen Dunn Kelley
Twenty First Century Group, Inc.                  Vice President                             Ballard Spahr
Formerly Member                                                                              Andrews & Ingersoll, LLP
of the U.S. House of Representatives              Edgar M. Larsen                            1735 Market Street
                                                  Vice President                             Philadelphia, PA 19103
Carl Frischling
Partner                                           Mary J. Benson                             COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President and
                                                  Assistant Treasurer                        Kramer, Levin, Naftalis & Frankel LLP
Robert H. Graham                                                                             919 Third Avenue
Director, President and Chief Executive Officer   Sheri Morris                               New York, NY 10022
A I M Management Group Inc.                       Assistant Vice President and
                                                  Assistant Treasurer                        DISTRIBUTOR
Prema Mathai-Davis
Formerly, Chief Executive Officer,                Renee A. Friedli                           A I M Distributors, Inc.
YWCA of the U.S.A.                                Assistant Secretary                        11 Greenway Plaza
                                                                                             Suite 100
Lewis F. Pennock                                  P. Michelle Grace                          Houston, TX 77046
Attorney                                          Assistant Secretary

Louis S. Sklar                                    Nancy L. Martin
Executive Vice President,                         Assistant Secretary
Development and Operations,
Hines Interests                                   Ofelia M. Mayo
Limited Partnership                               Assistant Secretary

                                                  Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                      -------------------------------------

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                               AIM INVESTOR LINE,

                                  800-246-5463,

                            PROVIDES CURRENT ACCOUNT

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                           YEAR-TO-DATE STATEMENT OF

                                 YOUR ACCOUNT.

                      -------------------------------------


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o   AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. You can receive
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o   E-MAIL ACCESS. You can contact us at general@aimfunds.com for general
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    youraccount@aimfunds.com.

o www.aimfunds.com. Our award-winning Web site provides account information, shareholder education and fund-performance information.

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS


DOMESTIC EQUITY FUNDS                     INTERNATIONAL/GLOBAL EQUITY FUNDS              A I M Management Group Inc. has provided
                                                                                         leadership in the mutual fund industry
   MORE AGGRESSIVE                              MORE AGGRESSIVE                          since 1976 and managed approximately $176
                                                                                         billion in assets for more than 8 million
AIM Small Cap Opportunities(1)            AIM Latin American Growth                      shareholders, including individual
AIM Mid Cap Opportunities(2)              AIM Developing Markets                         investors, corporate clients and
AIM Large Cap Opportunities               AIM Asian Growth                               financial institutions, as of June 30,
AIM Emerging Growth                       AIM Japan Growth                               2000.
AIM Small Cap Growth(3)                   AIM European Development                           The AIM Family of Funds--Registered
AIM Aggressive Growth                     AIM Euroland Growth(5)                         Trademark-- is distributed nationwide, and
AIM Mid Cap Growth                        AIM Global Aggressive Growth                   AIM today is the eighth-largest mutual fund
AIM Capital Development                   AIM International Equity                       complex in the United States in assets
AIM Constellation(4)                      AIM Advisor International Value                under management, according to Strategic
AIM Dent Demographic Trends               AIM Global Trends(6)                           Insight, an independent mutual fund
AIM Select Growth                         AIM Global Growth                              monitor.
AIM Large Cap Growth                                                                         AIM is a subsidiary of AMVESCAP PLC,
AIM Weingarten                                  MORE CONSERVATIVE                        one of the world's largest independent
AIM Mid Cap Equity                                                                       financial services companies with $389
AIM Charter                               SECTOR EQUITY FUNDS                            billion in assets under management as of
AIM Value                                                                                June 30, 2000.
AIM Blue Chip                                   MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value                 AIM Global Telecommunications and Technology
AIM Balanced                              AIM Global Resources
AIM Advisor Flex                          AIM Global Financial Services
                                          AIM Global Health Care
   MORE CONSERVATIVE                      AIM Global Consumer Products and Services
                                          AIM Global Infrastructure
                                          AIM Advisor Real Estate
                                          AIM Global Utilities

                                                MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                TAX-FREE FIXED-INCOME FUNDS

    MORE AGGRESSIVE                            MORE AGGRESSIVE

AIM Strategic Income                      AIM High Income Municipal
AIM High Yield II                         AIM Tax-Exempt Bond of Connecticut
AIM High Yield                            AIM Municipal Bond
AIM Income                                AIM Tax-Free Intermediate
AIM Global Income                         AIM Tax-Exempt Cash
AIM Floating Rate(7)
AIM Intermediate Government                     MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

    MORE CONSERVATIVE


The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        [INVEST WITH DISCIPLINE]
                                                        --Registered Trademark--

A I M Distributors, Inc.                                               GLU-SAR-1